Liquidity and Going Concern (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Nov. 07, 2023	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Sep. 07, 2023	Dec. 31, 2021
Liquidity and Going Concern (Details) [Line Items]
Net loss			$ (9,419,182)	$ (12,920,829)	$ (28,849,026)	$ (35,578,728)		$ (49,206,019)	$ (44,520,635)
Operating activities.					(20,742,386)	(33,364,662)		(42,282,159)	(19,304,399)
Working capital deficit		$ 22,221,171	40,488,317		40,488,317			22,221,171
Stockholders’ deficit		8,102,771	(5,858,781)	20,059,721	(5,858,781)	20,059,721		8,102,771	27,150,279		$ 61,145,572
Accumulated deficit		(65,601,152)	(94,450,178)		(94,450,178)			(65,601,152)	(16,395,133)
Cash and cash equivalents		1,861,223	$ 5,092,776	1,622,425	$ 5,092,776	1,622,425		1,861,223	6,449,876
Agree to investment										$ 50,000,000
Gross proceeds of private placement	$ 5,128,960	$ 1,850,310						$ 1,850,310
Issuance ordinary shares (in Shares)								3,557,932
Exercise price (in Dollars per share)		$ 1						$ 1
Gross proceeds of warrants								$ 1,850,310
Warrant [Member]
Liquidity and Going Concern (Details) [Line Items]
Issuance ordinary shares (in Shares)					3,558,319
Purchase of warrants (in Shares)	1,469,840
Exercise price (in Dollars per share)			$ 0.001		$ 0.001
Ordinary Shares [Member]
Liquidity and Going Concern (Details) [Line Items]
Net loss
Stockholders’ deficit		$ 33,241	$ 47,317	$ 32,708	$ 47,317	$ 32,708		$ 33,241	$ 28,262		$ 53,835
Issuance ordinary shares (in Shares)	7,349,200					806,068	[1]
Exercise price (in Dollars per share)	$ 0.7

[1]	Giving retroactive effect to the forward stock split and reverse stock split (see Note 14).